Impacts of adoption of new IFRS standards	6 Months Ended
Jun. 30, 2018
Impacts of adoption of new IFRS standards [abstract]
Impacts of adoption of new IFRS standards [text block]
7. Impacts of adoption of new IFRS standards
Note 2 explains the changes and new accounting policies introduced on January 1, 2018 resulting from the adoption of the new accounting standards IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers.
The most significant impact from the adoption of IFRS 15 Revenue from Contracts with Customers relates to the timing of the recognition of income from upfront and milestone payments received under co-marketing and co-promotion agreements. Under IFRS 15, as these agreements are accounted for as a right to use license of IP, and the performance obligation to transfer the licenses to the counterparty to the agreement (the licensee) has been satisfied, revenue is recognized at the point in time when the upfront payment is received and when the milestone criteria is highly probable to be met. Under IAS 18, upfront and milestone payments received under co-marketing and co-promotion agreements were deferred and amortized to other revenue over the term of the agreements. Therefore, upon adoption of IFRS 15, the deferred revenue and related deferred taxes, in relation to the upfront payments and milestone payments received, have been derecognized and the impact accordingly recognized to retained earnings in the amount of USD 60 million.
The following table shows the changes to the line items of the January 1, 2018 consolidated balance sheet by the adoption of IFRS 15:
(USD millions)	January 1, 2018	Adjustment IFRS 15	Adjusted January 1, 2018

Assets
Non-current assets
Deferred tax assets	8 229	-4	8 225

Total non-current assets	104 871	-4	104 867

Total assets	133 079	-4	133 075

Equity and liabilities
Equity
Reserves	73 299	60	73 359

Total equity	74 227	60	74 287

Non-current liabilities
Deferred tax liabilities	5 168	12	5 180

Provision and other non-current liabilities	7 057	-69	6 988

Total non-current liabilities	35 449	-57	35 392

Current liabilities
Provision and other current liabilities	11 203	-7	11 196

Total current liabilities	23 403	-7	23 396

Total equity and liabilities	133 079	-4	133 075

The adoption of IFRS 9 Financial Instruments had no impact to the line items of the January 1, 2018 consolidated balance sheet.
The amount by which the line items in the June 30, 2018 consolidated income statement and consolidated statement of cash flow were affected by the application of IFRS 15 Revenue from Contracts with Customers, as compared to IAS 18 Revenues and related interpretations was not significant.
The transition impact of IFRS 9 Financial Instruments was from the previously recognized unrealized gains accumulated in Other Comprehensive Income (OCI) in equity related to fund investments (USD 75 m) and on equity securities held by the Novartis Venture Fund (USD 102 m). The total amount of USD 177 million was transferred from OCI reserves into retained earnings on January 1, 2018. With the adoption of IFRS 9, from January 1, 2018, these investments are measured at fair value through profit and loss (formerly under IAS 39 measured at fair value through OCI (FVOCI), with impairments recognized in profit and loss and gains recycled out of OCI to profit and loss at the date the financial instrument was divested).
There was no transition impact on financial instruments held for long-term purposes, recorded as long-term financial assets on the consolidated balance sheet, where the irrevocable FVOCI option was applied, as they continue to be measured at fair value through OCI. In subsequent periods, upon a divestment of these investments, the OCI reserves amount will be transferred directly to retained earnings. Prior to the adoption of IFRS 9, unrealized gains recognized in OCI reserves were recycled to profit and loss.
There is no significant impact from the new expected credit loss (ECL) impairment model under IFRS 9 to the Group’s allowances and provisions for trade receivable, finance lease receivables and other short- and long-term receivables.
The following table shows the changes to the line items of the January 1, 2018 consolidated statement of changes in equity by the adoption of IFRS 9 and IFRS 15:
(USD millions)	January 1, 2018	Adjustment IFRS 9	Adjustment IFRS 15	Adjusted January 1, 2018

Retained earnings	77 639	177	60	77 876

Total fair value adjustments	-4 340	-177		-4 517

Total equity	74 227		60	74 287

The following condensed table shows the changes to the line items of the January 1, 2018 financial instruments additional disclosures table by the adoption of IFRS 9:
(USD millions)	Carrying value January 1, 2018	Reclassi- fications	Adjusted carrying value January 1, 2018	Retained earnings effect January 1, 2018	OCI reserves effect January 1, 2018

Cash and cash equivalents	8 860		8 860

Financial assets - measured at fair value through other comprehensive income
Marketable securities
Debt securities	328		328

Fund investments	34	-34

Total marketable securities	362	-34	328

Long-term financial investments
Equity securities	1 109	-386	723	102	-102

Fund investments	166	-166		75	-75

Total long-term financial investments	1 275	-552	723	177	-177

Total financial assets - measured at fair value through other comprehensive income	1 637	-586	1 051	177	-177

Financial assets - measured at amortized costs	11 350		11 350

Financial assets - measured at fair value through the consolidated income statement	1 091	586	1 677

Total financial assets	22 938		22 938	177	-177

Financial liabilities - measured at amortized costs	33 594		33 594

Financial liabilities - measured at fair value through the consolidated income statement	1 031		1 031

Total financial liabilities	34 625		34 625